Interests in entities - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Interests in entities [Line Items]
Presumed significant influence, voting rights	50.00%
Number of consolidated subsidiaries not wholly owned	4		4
Revenue	€ 18,169		€ 17,827		€ 17,156
Profit (loss)	(463)	[1]	(1,605)	[2]	€ 3,323	[2]
Net cash outflow for acquisitions	3
Gain (loss) recognized as a result of remeasuring to fair value equity interest in associate upon loss of significant influence	23
Share of profit (loss) of associates accounted for using equity method	51
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	33
Currency translation differences			1,866
Philips Medical Capital LLC [Member]
Interests in entities [Line Items]
Stake in unconsolidated structured entity	27		29
Associates [member]
Interests in entities [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	58
Currency translation differences	(21)		(22)
Subsidiaries with material non-controlling interests [member]
Interests in entities [Line Items]
Revenue	492		472
Profit (loss)	€ 27		€ 28
Consolidated structured entities [member]
Interests in entities [Line Items]
Materiality threshold on group sales, income from operations or net income	5.00%
Bottom of range [member]
Interests in entities [Line Items]
Presumed significant influence, voting rights	20.00%
Top of range [member]
Interests in entities [Line Items]
Presumed significant influence, voting rights	50.00%

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.